CONDENSED CONSOLIDATED STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
CONDENSED CONSOLIDATED STATEMENT OF INCOME/(LOSS)
Revenue	$ 455.1	$ 420.3	$ 1,328.0	$ 1,273.4
Cost of sales	(239.0)	(201.7)	(663.7)	(662.7)
Administrative expenses	(58.3)	(92.8)	(199.1)	(345.5)
Other income	2.1		4.1	1.7
Operating income	159.9	125.8	469.3	266.9
Finance income	130.2	25.7	186.3	49.7
Finance costs	(101.7)	(350.8)	(330.3)	(2,163.2)
Income/(loss) before income tax	188.4	(199.3)	325.3	(1,846.6)
Income tax expense	(41.0)	(6.4)	(114.9)	(40.7)
Income/(loss) for the period	147.4	(205.7)	210.4	(1,887.3)
Attributable to:
Owners of the Company	151.0	(204.1)	219.5	(1,878.6)
Non-controlling interests	(3.6)	(1.6)	(9.1)	(8.7)
Income/(loss) for the period	$ 147.4	$ (205.7)	$ 210.4	$ (1,887.3)
Income/(loss) per share ($) - basic	$ 0.45	$ (0.61)	$ 0.66	$ (5.64)
Income/(loss) per share ($) - diluted	$ 0.44	$ (0.61)	$ 0.64	$ (5.64)
Items that may be reclassified to income or loss
Exchange differences on translation of foreign operations	$ (16.9)	$ 227.5	$ 122.1	$ 1,264.0
Other comprehensive income for the period, net of taxes	(16.9)	227.5	122.1	1,264.0
Total comprehensive income/(loss) for the period	130.5	21.8	332.5	(623.3)
Attributable to:
Owners of the Company	129.0	18.0	317.4	(592.3)
Non-controlling interests	1.5	3.8	15.1	(31.0)
Total comprehensive income/(loss) for the period	$ 130.5	$ 21.8	$ 332.5	$ (623.3)